SHAREHOLDERS' CAPITAL - Classes of share capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of classes of share capital [line items]
Balance, beginning of period	$ (495,288)	$ (172,090)
Balance, end of period	$ (585,023)	(495,288)	$ (172,090)
Issued capital
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	9,256,536
Balance, beginning of period	$ 1,246,829	$ 1,235,503
Balance, end of period (in shares)	48,078,637	9,256,536
Balance, end of period	$ 1,537,863	$ 1,246,829	1,235,503
Ordinary shares | Issued capital
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	4,594,371	4,533,211
Balance, beginning of period	$ 1,099,864	$ 1,088,538	1,079,055
Share-based awards exercised (in shares)	91,854	61,160
Share-based units exercised	$ 929	$ 11,326	$ 9,483
Issuance of shares due to recapitalization (in shares)	43,392,412
Issuance of shares due to Recapitalization	$ 438,642
Issuance cost	$ (1,572)
Balance, end of period (in shares)	48,078,637	4,594,371	4,533,211
Balance, end of period	$ 1,537,863	$ 1,099,864	$ 1,088,538
Preference shares | Issued capital
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	4,662,165	4,662,165
Balance, beginning of period	$ 146,965	$ 146,965	136,771
Issuance cost			$ 253
Balance, end of period (in shares)		4,662,165	4,662,165
Balance, end of period		$ 146,965	$ 146,965
Exchanged to common shares (in shares)	(4,662,165)
Exchanged to common shares	$ (146,965)